File No. 333-70737   CIK #910943


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 1


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                     Ranson Unit Investment Trusts Series 75

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 28, 2000 pursuant to paragraph (b) of Rule 485.

RANSON UNIT INVESTMENT TRUSTS, SERIES 75

S&P SmallCap 600 Index Trust, Series 2 (the "Trust" or the "S&P SmallCap 600 Trust") was formed with the investment objective of obtaining capital appreciation through investment in a portfolio of equity securities of companies which comprise the Standard & Poor's 600 Composite Stock Price Index (the "S&P SmallCap 600 Index"). By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the S&P SmallCap 600 Index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by the S&P SmallCap 600 Index over the term of the Trust. See "The Trust Portfolios." The Trust is not sponsored by or affiliated with Standard and Poor's. There is no assurance that the Trust will achieve its objective.

Units of the Trust are not deposits or obligations of, or guaranteed by, any bank and the Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     This Prospectus consists of two parts.
 This Prospectus Part One may not be distributed unless accompanied by Part Two.
  The investor is advised to read and retain both parts of this Prospectus for future reference.














                     THIS PROSPECTUS PART ONE IS DATED AS OF
                        THE DATE OF PROSPECTUS PART TWO.

SUMMARY

THE TRUST. S&P SmallCap 600 Index Trust, Series 2 (the "Trust") is a unit investment trust included in Ranson Unit Investment Trusts, Series 75 (the "Fund"), an investment company registered under the Investment Company Act of 1940. The Trust consists of common stocks issued by companies selected in accordance with the selection and weightings of stocks established by the related stock index.* The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. The value of all portfolio Securities and, therefore, the value of the Units will fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular. Capital appreciation is, of course, dependent upon several factors including, among other factors, the financial condition of the issuers of the Securities (see "The Trust Portfolio").

The S&P SmallCap 600 Trust was formed with the investment objective of obtaining capital appreciation over the life of such Trust through investment in a portfolio of equity securities of substantially all of the companies which comprise the S&P SmallCap 600 Index. An indexing strategy attempts to track the performance of a specific market index. As part of an overall investment strategy, indexing may provide additional growth potential in an otherwise conservative portfolio and blend as a companion investment to hedge an aggressive equity strategy. There can be no assurance that the Trust's objective will be met because it may be impracticable for the Trust to duplicate or maintain precisely the relative weightings of the common stocks which comprise the related stock index or to purchase all of such stocks. Additionally, an investment in Units includes payment of sales charges, fees and expenses which are not considered in the total return of the related stock index.

Additional Units may be issued at any time by depositing in the Trust additional Securities, contracts to purchase additional Securities together with cash or irrevocable letters of credit, or cash with instructions to purchase additional Securities. As additional Units are issued by the Trust as a result of the deposit of additional Securities, the aggregate value of the Securities in such Trust will be increased and the fractional undivided interest in such Trust represented by each Unit will be decreased. The Sponsor may continue to make additional deposits of Securities into the Trust from time to time following the Initial Date of Deposit, provided that such additional deposits will be in amounts which will maintain, as closely as practicable, the proportionate relationship among each Security in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately the same weighting of the then current components of the related stock index. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors or procedural policies of the Trust. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible. See "The Trust Fund."

Each Unit of the Trust represents that undivided interest in such Trust indicated under "Essential Information" in Part Two. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each

--------------------
* "S&P(R)", "Standard & Poor's(R)", "S&P SmallCap 600" and "Standard & Poor's 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Sponsor.

unredeemed Unit will increase or decrease accordingly, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

PUBLIC OFFERING PRICE. The Public Offering Price per Unit is based on the aggregate underlying value of the Securities, plus or minus a pro rata portion of the cash, if any, in the Income and Capital Accounts held or owned by the Trust, plus the sales charge indicated under "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale for certain sales. The minimum purchase is $1,000.

DISTRIBUTIONS OF INCOME AND CAPITAL. Dividends, if any, received by the Trust will be distributed quarterly and any funds in the Capital Account will be distributed annually. See "Unitholders-Distributions to Unitholders."

REINVESTMENT. Each Unitholder may elect to have distributions of income, capital gains and/or capital on their Units automatically invested into additional Units of the Trust without a sales charge. In addition, all Unitholders may elect to have such distributions automatically reinvested into shares of certain mutual funds registered in such Unitholder's state of residence at net asset value. Such distributions will be reinvested without charge to the participant on each applicable Distribution Date. See "Unitholders-Distribution Reinvestment." A current prospectus for the reinvestment fund selected, if any, will be furnished to any investor who desires additional information with respect to reinvestment.

MARKET FOR UNITS. While under no obligation to do so, the Sponsor intends to, and certain dealers may, maintain a market for the Units and offer to repurchase such Units at prices subject to change at any time which are based on the current underlying value of the Securities. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption-Computation of Redemption Price."

TERMINATION. No later than the date specified under the Mandatory Termination Date in "Essential Information" in Part Two Securities will begin to be sold in connection with the termination of the Trust and it is expected that all Securities will be sold within a reasonable amount of time after the Mandatory Termination Date. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. At termination, Unitholders will receive a cash distribution within a reasonable time after the Trust is terminated. See "Unitholders-Distributions to Unitholders" and "Administration of the Trust-Amendment and Termination."

RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market. Additionally, it is anticipated that the identity and weighting of the stocks in each stock index will change from time to time and the adverse financial condition of a company will not result directly in its elimination from the portfolio unless the company is removed from the related stock index. For risk considerations related to the Trust, see "Risk Factors."

THE TRUST FUND

Ranson Unit Investment Trusts, Series 75 (the "Fund") consists of separate underlying unit investment trusts including S&P SmallCap 600 Index Trust, Series 2 (the "Trust"). The Fund was created under the laws of the State of New York pursuant to a trust indenture (the "Trust Agreement") dated the date of this prospectus (the "Initial Date of Deposit") between Ranson & Associates, Inc. (the "Sponsor") and The Bank of New York (the "Trustee").*

The S&P SmallCap 600 Trust contains common stocks issued by substantially all of the companies which comprise the S&P SmallCap 600 Index. As used herein, the term "Securities" means the common stocks (including contracts for the purchase thereof) initially deposited in the Trust and described in the related portfolio and any additional common stocks acquired and held by the Trust pursuant to the provisions of the Trust Agreement.

The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. In connection with any deposit of Securities, purchase and sale transactions will be effected in accordance with computer program output showing which Securities are under- or over-represented in the Trust portfolio. Neither the Sponsor nor the Trustee will exercise any investment discretion in connection with such transactions. Precise duplication of the relationship among the Securities in the related stock index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Trust, but correlation between the performance of the related stock index and the Trust portfolio is expected to be between .97 and .99.

By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the related stock index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by such index over the term of the Trust. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units of the Trust should be made with an understanding that the Trust includes payments of sales charges, fees and expenses which may not be considered in public statements of the total return of the related stock index.

Subsequent to the Initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust, contracts to purchase additional Securities along with cash (or a bank letter of credit in lieu of cash) to pay for such contracted Securities or cash (including a letter of credit) with instructions to purchase additional Securities, maintaining, as closely as practicable the same proportionate relationship among the Securities in the portfolio as reflected in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately a weighting of the then current components of the related stock index at any such deposit. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors and procedural policies of the Trust such as (1) price movements of the various Securities will not duplicate one another, (2) the Sponsor's current intention is to purchase shares of the Securities in round lot quantities only,
(3) reinvestment of excess proceeds not needed to meet redemptions of Units may not be sufficient to acquire equal round lots of all the Securities in the Trust and (4) reinvestment of proceeds received from Securities which are no longer components of the related stock index might not result in the purchase of an equal number of shares in any replacement Security. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

--------------------
* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

The Trust consists of (a) the Securities listed under the related "Portfolio" in Part Two as may continue to be held from time to time in the Trust (b) any additional Securities acquired and held by such Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts of such Trust. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

THE TRUST PORTFOLIO

The Trust portfolio will consist of as many of the S&P SmallCap 600 Index stocks as is feasible in order to achieve the Trust's objective of attempting to provide investment results that duplicate substantially the total return of the S&P SmallCap 600 Index. The Trust is expected to be invested in no less than 95% of the stocks comprising the related index. Although it may be impracticable for the Trust to own certain of such stocks at any time, the Sponsor expects to maintain a correlation between the performance of the Trust portfolio and that of the related index of between .97 and .99. Adjustments to the Trust portfolio will be made on an ongoing basis in accordance with the computer program output to match the weightings of the Securities as closely as is feasible with their weightings in the related index as such Trust invests in new Securities in connection with the creation of additional Units, as companies are dropped from or added to such index or as Securities are sold to meet redemptions. These adjustments will be made on the business day following the relevant transaction in accordance with computer program output showing which of the Securities are under- or over-represented in the Trust portfolio. Adjustments may also be made from time to time to maintain the appropriate correlation between the Trust and the related index. The proceeds from any sale will be invested in those Securities which the computer program indicates are most under-represented in the portfolio. See "Investment Supervision."

Due to changes in the composition of the S&P SmallCap 600 Index, adjustments to the Trust portfolio may be made from time to time. It is anticipated that most of such changes in the S&P SmallCap 600 Index will occur as a result of merger or acquisition activity. In such cases, the Trust, as a shareholder of an issuer which is the object of such merger or acquisition activity, will presumably receive various offers from potential acquirers of the issuer. The Trustee is not permitted to accept any such offers until such time as the issuer has been removed from the related index. Since, in most cases, an issuer is removed from an index only after the consummation of a merger or acquisition, it is anticipated that the Trust will generally acquire, in exchange for the stock of the deleted issuer, the consideration that is being offered to shareholders of that issuer who have not tendered their shares prior to that time. Any cash received as consideration in such transactions will be reinvested in the most under-represented Securities as determined by the computer program output. Any securities received as consideration which are not included in the related index will be sold as soon as practicable and will also be reinvested in the most under-represented Securities as determined by the computer program output.

In attempting to duplicate the proportionate relationships represented by the index, the Sponsor does not anticipate purchasing or selling stock in quantities of less than round lots (100 shares). In addition, certain Securities may not be available in the quantities specified by the computer program. For these reasons, among others, precise duplication of the proportionate relationships in the related index may not be possible but will continue to be the goal of the Trust in connection with acquisitions or dispositions of Securities. See "Investment Supervision." As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust portfolio and will vote such stocks in accordance with the instructions of the Sponsor.

Investors should note that the Trust is not sponsored, endorsed or promoted by or affiliated with Standard & Poor's and Standard & Poor's make no representation, express or implied, to the Trust or Unitholders regarding the advisability of investing in an index investment or unit investment trusts generally or in the Trust specifically or the ability of the indexes to track general stock market performance.

Although there can be no assurance that such Securities will appreciate in value over the life of the Trust, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors-Certain Investment Considerations"), and past performance is no guarantee of future results.

THE S&P SMALLCAP 600 INDEX

The S&P SmallCap 600 Index is composed of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. As of April 28, 2000 the S&P SmallCap 600 Index was comprised of the following industry sectors: Industrials (84.7%), Financials (8.5%), Utilities (3.6%) and Transportation (3.2%). As of April 28, 2000 the companies in the S&P SmallCap 600 Index were listed on the following stock exchanges in the amounts indicated: New York Stock Exchange-324 companies (54%), Nasdaq National Market-264 companies (44%) and American Stock Exchange-12 companies (2%). At present, the mean market capitalization of the companies in the S&P SmallCap 600 Index is approximately $639 million. As of April 28, 2000 the S&P SmallCap 600 Index had a total market value of $384 billion.

The following table depicts the Year-End Index Value for the S&P SmallCap 600 Index for the period shown. Investors should note that the table represents past performance of the S&P SmallCap 600 Index and not the past or future performance of the Trust (which includes certain fees and expenses). Past performance is, of course, no guarantee of future results. Stock prices fluctuated widely during the period and were higher at the end than at the beginning. The results shown should not be considered as a representation of the income yield or capital gain or loss which may be generated by the S&P SmallCap 600 Index in the future.

                                                Average        Year-End
                                 Change in      Dividend     Index Value
                   Year-End        Index         Yield        Dividends
Year-End         Index Value*     For Year     For Year*     Reinvested**
--------         ------------    ---------     ---------     ------------

  1993              100.00                                      100.00
  1994               94.17         -5.83%        1.06%           95.23
  1995              121.10         28.60%        1.19%          123.76
  1996              145.48         20.13%        1.05%          150.14
  1997              181.16         24.53%        0.91%          188.56
  1998              177.37         -2.10%        0.87%          186.09
  1999              197.79         11.51%        0.66%          209.18
  Thru 4/28/00      205.28          3.79%        0.68%          217.55

--------------------

* Source: Standard & Poor's. The Index was developed with a base value of 100 as of December 31, 1993. Yields are obtained by dividing the aggregate cash dividends by the aggregate market value of the stocks in the index at the beginning of the period, assuming no reinvestment of dividends.


                                        6

** Assumes that cash distributions on the securities which comprise the S&P
   SmallCap 600 Index are treated as reinvested in the S&P SmallCap 600 Index as of the end of each month following the payment of the dividend. Because the Trust is sold to the public at net asset value plus the applicable sales charge and the expenses of the Trust are deducted before making distributions to Unitholders, investment in the Trust would have resulted in investment performance to Unitholders somewhat reduced from that reflected in the above table. In addition certain Unitholders may not elect to purchase additional Units pursuant to the Trust's reinvestment plan, and to that extent cash distributions representing dividends on the index stocks may not be reinvested in other index stocks.

The weightings of stocks in the S&P SmallCap 600 Index are primarily based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. Stocks are generally selected for the portfolio in the order of their weightings in the S&P SmallCap 600 Index, beginning with the heaviest-weighted stocks. It is anticipated that at the end of the Initial Adjustment Period, the percentage of the Trust's assets invested in each stock will be approximately the same as the percentage it represents in the S&P SmallCap 600 Index.

The Trust has entered into a license agreement with Standard & Poor's (the "License Agreement"), under which the Trust is granted licenses to use the trademark and tradename "S&P 600" and other trademarks and tradenames, to the extent the Sponsor deems appropriate and desirable under federal and state securities laws to indicate the source of the index as a basis for determining the composition of the Trust's portfolio. As consideration for the grant of the license, the Trust will pay to Standard & Poor's an annual fee equal to .02% of the average net asset value of the Trust (or, if greater, $10,000). The License Agreement permits the Trust to substitute another index for the S&P SmallCap 600 Index in the event that Standard & Poor's ceases to compile and publish that index. In addition, if the index ceases to be compiled or made available or the anticipated correlation between the Trust and the index is not maintained, the Sponsor may direct that the Trust continue to be operated using the S&P SmallCap 600 Index as it existed on the last date on which it was available or may direct that the Trust Agreement be terminated (see "Administration of the Trust-Amendment and Termination").

Neither the Trust nor the Unitholders are entitled to any rights whatsoever under the foregoing licensing arrangements or to use any of the covered trademarks or to use the S&P SmallCap 600 Index, except as specifically described herein or as may be specified in the Trust Agreement.

The Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trust or any member of the public regarding the advisability of investing in securities generally or in the Trust particularly or the ability of the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Trust. S&P has no obligation to take the needs of the Licensee or the owners of the Trust into consideration in determining, composing or calculating the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trust or the timing of the issuance or sale of the Trust or in the determination or calculation of the equation by which the Trust is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trust.

S&P does not guarantee the accuracy and/or the completeness of the S&P SmallCap 600 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Sponsor, the Trust, any person or any entity from the use of the

S&P SmallCap 600 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use, with respect to the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "Standard & Poor's(R)", "S&P(R)", "S&P 600(R)", "Standard & Poor's 600", and "600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Trust.

RISK FACTORS

General. An investment in Units should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus, in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than the holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding.
The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust is restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

The Trust Agreement authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities, or cash (including a letter of credit) with instructions to purchase additional Securities, in such Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

The Trust invests in stocks of small companies. These stocks often involve more investment risk than stocks of larger companies. Smaller companies may have limited product lines, markets or financial resources. These companies may lack management depth or experience and may depend heavily on key personnel. These stocks may be less liquid and have less information about their business available to the public. These stocks also tend to be more vulnerable to adverse economic or market developments than larger company stocks. Some of these companies may invest in, distribute or produce products that have only recently been introduced. All of these factors could affect the value of Units.

Litigation and Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trust or will not impair the ability of issuers to achieve their business goals.

FEDERAL TAX STATUS

  The trust intends to elect and qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the trust so qualifies and timely distributes to unitholders 90% or more of its taxable income (without regard to its net capital gain, i.e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to unitholders. In addition, to the extent the trust timely distributes to unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies." Because the trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the trust will not be subject to federal income tax or the excise tax.

  Distributions to unitholders of the trust's income, other than distributions which are designated as capital gain dividends, will be taxable as ordinary income to unitholders, except that to the extent that distributions to a unitholder in any year exceed the trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the unitholder's basis in his units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his units as discussed below.

  Although distributions generally will be treated as distributed when paid, distributions declared in October, November or December payable to unitholders of record on a specified date in one of those months and paid during January of the following year will be treated as having been distributed by the trust (and received by the unitholder) on December 31 of the year such distributions are declared.

  Distributions of the trust's net capital gain which are properly designated as capital gain dividends by the trust will be taxable to unitholders as long-term capital gain, regardless of the length of time the units have been held by a unitholder. A unitholder may recognize a taxable gain or loss if the unitholder sells or redeems his units. Any gain or loss arising from (or treated as arising from) the sale or redemption of units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exceptions) is generally subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Note that if a unitholder holds units for six months or less and subsequently sells such units at a loss, the loss will be treated as a long-term capital loss to the extent that any long-term capital gain distribution is made with respect to such units during the six-month period or less that the unitholder owns the units. In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in units.

  The Taxpayer Relief Act of 1997 includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their tax advisers with regard to any such constructive sales rules.

  Generally, the tax basis of a unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge for the trust may be deferred. The income (or proceeds from redemption) a unitholder must take into account for federal income tax purposes is not reduced by amounts deducted to pay any deferred sales charge.

  Distributions which are taxable as ordinary income to unitholders will constitute dividends for federal income tax purposes. When units are held by corporate unitholders, trust distributions may qualify for the 70% dividends received deduction, subject to limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the trust from United States corporations (other than real estate investment trusts) and is designated by the trust as being eligible for such deduction. To the extent dividends received by the trust are attributable to foreign corporations, a corporation that owns units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. The trust will provide each unitholder with information annually concerning what part of the trust distributions are eligible for the dividends received deduction.

  The trust may elect to pass through to the unitholders the foreign income and similar taxes paid by the trust in order to enable such unitholders to take a credit (or deduction) for foreign income taxes paid by the trust. If such an election is made, unitholders of the trust, because they are deemed to own a pro rata portion of the foreign securities held by the trust, must include in their gross income, for federal income tax purposes, both their portion of dividends received by the trust and also their portion of the amount which the trust deems to be the unitholders' portion of foreign income taxes paid with respect to, or withheld from, dividends, interest or other income of the trust from its foreign investments. Unitholders may then subtract from their federal income tax the amount of such taxes withheld, or else treat such foreign taxes as deductions from gross income; however, as in the case of investors receiving income directly from foreign sources, the above described tax credit or deduction is subject to certain limitations. A required holding period for such credits is imposed. Unitholders should consult their tax advisers regarding this election and its consequences to them.

  Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the trust so long as the units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) unitholders in excess of the distributions received from the trust.

  Distributions reinvested into additional units of the trust will be taxed to a unitholder in the manner described above (i.e., as ordinary income, long-term capital gain or as a return of capital).

  Under certain circumstances a unitholder may be able to request an in kind distribution upon termination of the trust. Unitholders electing an in kind distribution of stock should be aware that the exchange is subject to taxation and unitholders will recognize gain or loss based on the value of the securities received. Investors electing an in kind distribution should consult their own tax advisers with regard to such transactions.

  The federal tax status of each year's distributions will be reported to unitholders and to the Internal Revenue Service. Each unitholder will be requested to provide the unitholder's taxpayer identification number to the trustee and to certify that the unitholder has not been notified that payments to the unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions to such unitholder (including amounts received upon the redemption of units) will be subject to back-up withholding.

  The foregoing discussion relates only to the federal income tax status of your trust and to the tax treatment of distributions by the trust to United States unitholders.

  A unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from a trust which constitute dividends for Federal income tax purposes (other than dividends which the trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from a trust that are designated by the trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and
(iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of units. Units in the trust and trust distributions may also be subject to state and local taxation and unitholders should consult their tax advisers in this regard.

PUBLIC OFFERING OF UNITS

PUBLIC OFFERING PRICE. Units are offered at the Public Offering Price (which is based on the aggregate underlying value of the Securities and includes a sales charge of 4.9% of the Public Offering Price which charge is equivalent to 5.152% of the net amount invested) plus a pro rata share of any accumulated dividends in the Income Account of the Trust. Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust.

The sales charge per Unit in both the primary and secondary market will be reduced pursuant to the following graduated schedule:

PERCENT OF                       PERCENT OF NET
NUMBER OF UNITS*                 OFFERING PRICE     AMOUNT INVESTED
----------------                 --------------     ---------------

Less than 10,000                       4.9%             5.152%
10,000-24,999                          4.5              4.712
25,000-49,999                          4.3              4.493
50,000-99,999                          3.5              3.627
100,000 or more                        3.0              3.093

--------------------

* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

An investor may aggregate purchases of Units for purposes of qualifying for the volume purchase discounts listed above. The reduced sales charge structure will apply on all purchases of Units by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units" below) by officers, directors and employees of the Sponsor and its affiliates and registered representatives of selling firms and by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

Unitholders of any series of Ranson Unit Investment Trusts may utilize their redemption or termination proceeds to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

Unitholders of unaffiliated unit investment trusts having an investment strategy similar to the investment strategy of the Trust may utilize proceeds received upon termination or upon redemption immediately preceding termination of such unaffiliated trust to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

As indicated above, the Public Offering Price of the Units was established by dividing the aggregate underlying value of the Securities by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. Such price determination as of the opening of business on the Initial Date of Deposit was made on the basis of an evaluation of the Securities in a Trust prepared by the Trustee. After the opening of business on the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

The value of the Securities is determined on each business day by the Evaluator based on the closing sale prices on a national securities exchange or The Nasdaq National Market or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

The minimum purchase in both the primary and secondary markets is 100 Units.

PUBLIC DISTRIBUTION OF UNITS. Units which remain unsold or which may be acquired in the secondary market (see "Market for Units") may be offered at the Public Offering Price determined in the manner provided above.

The Sponsor intends to qualify Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. The Sponsor reserves the right to change the discounts set forth below from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units and other unit investment trusts underwritten by the Sponsor. At various times the Sponsor may implement programs under which the sales force of a broker or dealer may be eligible to win nominal awards for certain sales efforts, or under which the

Sponsor will reallow to any such broker or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers or dealers for certain services or activities which are primarily intended to result in sales of Units. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. The difference between the discount and the sales charge will be retained by the Sponsor.

                                                REGULAR
                                             CONCESSION OR
                                                 AGENCY
            NUMBER OF UNITS*                   COMMISSION
            ----------------                 -------------
            Less than 10,000                      4.00%
            10,000 but less than 25,000           3.60
            25,000 but less than 50,000           3.50
            50,000 but less than 100,000          2.70
            100,000 or more                       2.20

--------------------

* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

In addition, volume concessions will be allowed as described in the table below. These volume concessions will be paid to a selling firm based on aggregate sales of all primary Ranson indexed equity unit investment trust by the firm during a single calendar month.

         Aggregate Unit Sales     Additional Volume Concession
         --------------------     ----------------------------

         $500,000 -$999,999                 .10%
       $1,000,000 -$1,999,999               .15%
       $2,000,000 -$3,999,999               .20%
       $4,000,000 -$5,999,999               .25%
       $6,000,000 -$9,999,999               .30%
      $10,000,000 -$14,999,999              .35%
      $15,000,000 -$19,999,999              .40%
      $20,000,000 -$49,999,999              .45%
          $50,000,000 or more               .50%

The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

SPONSOR PROFITS. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units as stated under "Public Offering Price." In addition, the Sponsor may have realized a profit (or sustained a loss) as of the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities to the Sponsor and the cost of such Securities to the Trust, which is based on the evaluation of the Securities on the Initial Date of Deposit. Thereafter, on subsequent deposits the Sponsor may realize profits or sustain losses from such deposits. The Sponsor may realize additional profits or losses on unsold Units as a result of changes in the daily market value of the Securities.

MARKET FOR UNITS

After the initial offering period, while not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the value of the underlying Securities. Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

GENERAL. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee at its Unit Investment Trust Division office in the city of New York and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information," next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the related Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for such Trust. The Trustee is empowered to sell Securities for the Trust in order to make funds available for the redemption of Units of such Trust. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

To the extent that Securities are sold, the size and diversity of a Trust will be reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

COMPUTATION OF REDEMPTION PRICE. The Redemption Price per Unit (as well as the secondary market Public Offering Price) will generally be determined on the basis of the last sale price of the Securities in a Trust. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in such Trust or moneys in the process of being collected and (ii) the value of the Securities in such Trust less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of the Securities in the Trust in the following manner: if the Security is listed on a national securities exchange or the Nasdaq National Market, the evaluation will generally be based on the last sale price on the exchange or Nasdaq (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange or Nasdaq, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

RETIREMENT PLANS

The Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for IRA accounts.
The minimum investment is $250 for tax-deferred plans such as IRA accounts.
Fees and charges with respect to such plans may vary.

The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee of $12.00 per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to The Bank of New York. Certificates for Individual Retirement Accounts cannot be issued.

UNITHOLDERS

OWNERSHIP OF UNITS. Ownership of Units will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as stated under "Redemption-General."

Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to the minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

DISTRIBUTIONS TO UNITHOLDERS. Income received by the Trust is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of the Trust. Income received by the Trust will be distributed on or shortly after the 15th day of January, April, July and October of each year on a pro rata basis to Unitholders of record as of the preceding record date (which will be the first day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of the Trust, if any, will be distributed at least annually to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to the Capital Account. The Trustee shall be required to make a distribution from the Capital Account if the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date. Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the first day of each month, the Trustee will deduct from the Income Account of the Trust and, to the extent funds are not sufficient therein, from the Capital Account of such Trust amounts necessary to pay the expenses of such Trust (as determined on the basis set forth under "Expenses of the Trust"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

DISTRIBUTION REINVESTMENT. Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested into additional Units without a sales charge. In addition, Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge in shares of certain front-end load mutual funds underwritten or advised by Scudder Kemper Investments, Inc. at net asset value if such funds are registered in such Unitholder's state of residence, other than those mutual funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such mutual funds generally will differ significantly from those of the Trust, Unitholders should carefully consider the consequences before selecting such mutual funds for reinvestment. Detailed information with respect to the investment objectives and the management of such mutual funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest.
Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

The Program Agent is The Bank of New York. All inquiries concerning participating in distribution reinvestment should be directed to The Bank of New York at its Unit Investment Trust Division office.

STATEMENTS TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

The accounts of the Trust are required to be audited annually, at the Trust's expense, by independent public accountants designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The accountants' report will be furnished by the Trustee to any Unitholder upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder a statement, covering the calendar year, setting forth for the Trust:

(A)  As to the Income Account:

  (1)  Income received;

  (2) Deductions for applicable taxes and for fees and expenses of such Trust and for redemptions of Units, if any; and

  (3) The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(B)  As to the Capital Account:

  (1) The dates of disposition of any Securities and the net proceeds received therefrom;

  (2) Deductions for payment of applicable taxes and fees and expenses of such Trust held for distribution to Unitholders of record as of a date prior to the determination; and

  (3) The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(C)  The following information:

  (1) A list of the Securities as of the last business day of such calendar year;

  (2) The number of Units outstanding on the last business day of such calendar year;

  (3) The Redemption Price based on the last evaluation made during such calendar year;

  (4) The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Trust.

No Unitholder shall have the right to control the operation and management of the Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of such Trust.

INVESTMENT SUPERVISION

The Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio.

As a general rule, the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the related stock index, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus. See "Trust Portfolio." Such purchases and sales will be made in accordance with the computer program utilized to maintain the portfolio, the Trust Agreement and procedures to be specified by the Sponsor. The Sponsor may direct the Trustee to dispose of Securities and either to acquire other Securities through the use of the proceeds of such disposition in order to make changes in the portfolio or to distribute the proceeds of such disposition to Unitholders (i) as necessary to reflect any additions to or deletions from the related stock index, (ii) as may be necessary to establish a closer correlation between the Trust portfolio and the related stock index or (iii) as may be required for purposes of distributing to Unitholders, when required, their pro rata share of any net realized capital gains or as the Sponsor may otherwise determine. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a reorganization, recapitalization, merger or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the related stock index, in any new security which is added as a component of such index. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code, and as may be needed from time to time to avoid the imposition of any excise tax on such Trust as a regulated investment company.

Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "The Trust Fund" for failed securities and as provided herein, the acquisition by the Trust of any securities other than the Securities is prohibited. The Trustee may sell Securities, designated by the Sponsor, from the Trust for the purpose of redeeming Units of such Trust tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUST

THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in the Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

THE SPONSOR. Ranson & Associates, Inc., the Sponsor of the Trust, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, of first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

THE EVALUATOR. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor.
Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such registration or removal and appointment shall be mailed by the Trustee to each Unitholder.

AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to a Trust may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66 2/3% of the Units then outstanding of such Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust. In no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

The Trust Agreement provides that the Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information" in Part Two. If the value of the Trust shall be less than the applicable minimum value stated under "Essential Information" in Part Two (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust. A Trust may be terminated at any time by the holders of Units representing 66 2/3% of the Units thereof then outstanding. In addition, the Sponsor may terminate a Trust if the related stock index is no longer maintained.

No later than the Mandatory Termination Date set forth under "Essential Information" in Part Two the Trustee will begin to sell all of the remaining underlying Securities on behalf of Unitholders in connection with the termination of the Trust. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

The Sponsor will attempt to sell the Securities as quickly as it can during the termination proceedings without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of within a reasonable time after the Trust's termination. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

In the event of termination of the Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust and, after paying all expenses and charges incurred by such Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of such Trust.

The Sponsor currently intends, but is not obligated, to offer for sale units of a subsequent series of the Trust at approximately the time of the Mandatory Termination Date. If the Sponsor does offer such units for sale, Unitholders may be given the opportunity to purchase such units at a public offering price which includes a reduced sales charge. There is, however, no assurance that units of any new series of the Trust will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

LIMITATIONS ON LIABILITY. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

EXPENSES OF THE TRUST

The Sponsor will not charge the Trust any fees for services performed as Sponsor. The Sponsor will receive a portion of the sale commissions paid in connection with the purchase of Units and will share in profits, if any, related to the deposit of Securities in the Trust.

The Trustee receives for its services that fee set forth under "Essential Information" in Part Two. However, in no event shall such fee amount to less than $2,000 in any single calendar year. The Trustee's fee which is calculated monthly is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

In its capacity as Supervisor, the Sponsor will charge the Trust a surveillance fee for services performed for the Trust in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the Trust outstanding as of the January record date for any annual period.

For evaluation of the Securities, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two, payable monthly, based upon the largest number of Units outstanding during the calendar year for which such compensation relates.

The Trustee's fee, Supervisor's fee and Evaluator's fee are deducted from the Income Account of the Trust to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

The Licensor receives an annual fee from the Trust equal to the greater of .02% of the average net asset value of such Trust or $10,000. This fee covers the license to the Trust of the use of various trademarks and trade names as described under "The S&P SmallCap 600 Index."

The following additional charges are or may be incurred by the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust not resulting from negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of such Trust. The Trust may pay the costs associated with updating its registration each year. The fees and expenses set forth herein are payable out of the Trust and, when owing to the Trustee, are secured by a lien on such Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."

LEGAL OPINIONS

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The statement of net assets and the related portfolio included in this Prospectus have been audited by Ernst & Young LLP, independent certified public accountants, as set forth in their report in the Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                              --------------------

Contents                             Page
--------                             ----

SUMMARY                                2
THE TRUST FUND                         3
THE TRUST PORTFOLIO                    5
THE S&P SMALLCAP 600 INDEX             6
RISK FACTORS                           8
FEDERAL TAX STATUS                     9
PUBLIC OFFERING OF UNITS              12
  Public Offering Price               12
  Public Distribution of Units        13
  Sponsor Profits                     14
MARKET FOR UNITS                      15
REDEMPTION                            15
  General                             15
  Computation of Redemption Price     16
RETIREMENT PLANS                      16
UNITHOLDERS                           17
  Ownership of Units                  17
  Distributions to Unitholders        17
  Distribution Reinvestment           18
  Statements to Unitholders           19
  Rights of Unitholders               19
INVESTMENT SUPERVISION                20
ADMINISTRATION OF THE TRUST           20
  The Trustee                         20
  The Sponsor                         21
  The Evaluator                       22
  Amendment and Termination           22
  Limitations on Liability            23
EXPENSES OF THE TRUST                 24
LEGAL OPINIONS                        25
INDEPENDENT CERTIFIED PUBLIC
  ACCOUNTANTS                         25

                                     RANSON

                                      UNIT

                                   INVESTMENT

                                     TRUSTS







                                   PROSPECTUS











                       S&P SMALLCAP INDEX TRUST, SERIES 2









                               PROSPECTUS PART ONE

                        Ranson Unit Investment Trusts

                        S&P SmallCap 600 Index Trust

                                   Series 2












                                     Part Two

                               Dated April 28, 2000








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                           Ranson Unit Investment Trusts
                           S&P SmallCap 600 Index Trust
                                    Series 2
                             Essential Information
                            As of December 31, 1999
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Agregate Value of Securities in the Trust                            $4,970,524
Number of Units                                                         458,625
Fractional Undivided Interest in the Trust per Unit                   1/458,625
Aggregate Value of Securities per Unit                                  $10.838
Public Offering Price:
  Aggregate Value of Securities in Portfolio                         $4,970,524
  Aggregate Value of Securities per Unit                                $10.838
  Net Cash per Unit (1)                                                      $-
  Sales Charge of 3.00% of Public Offering Price
    (3.093% of net amount invested) per Unit                              $.335
  Public Offering Price per Unit                                        $11.173
Redemption Price per Unit                                               $10.838

Minimum Value of the Trust under which     Trust agreement may be terminated if
Trust Agreement may be Terminated          value of the trust is less than
                                           $546,418 (40% of the aggregate value
                                           of the Securities at deposit).

Date of Trust Agreement                    January 20, 1999

Mandatory Termination Date                 February 28, 2005

Evaluator's Annual Evaluation Fee          Maximum of $.0025 per Unit

Supervisor's Annual Surveillance Fee       Maximum of $.0025 per Unit

Trustee's Annual Fee                       $.0095 per Unit

S&P SmallCap 600 Index Trust Licensor Fee  Equal to the greater of .02% of the average net asset value or $10,000.

Record Dates                               First day of January, April, July and
                                           October.

Distribution Dates                         Fifteenth day of January, April, July
                                           and October.
[FN]
(1) This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

                        Report of Independent Auditors







Unitholders
Ranson Unit Investment Trusts
S&P Small Cap 600 Index Trust
Series 2

We have audited the accompanying statement of assets and liabilities of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2, including the schedule of investments, as of December 31, 1999, and the related statement of operations and changes in net assets for the period from January 20, 1999 (Date of Deposit) to December 31, 1999. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2 at December 31, 1999, and the results of its operations and changes in its net assets for the period indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 14, 2000

                          Ranson Unit Investment Trusts

                           S&P SmallCap 600 Index Trust

                                     Series 2

                       Statement of Assets and Liabilities

                                December 31, 1999


Assets
Securities, at value (cost $4,522,870)                               $4,970,524
Dividends receivable                                                      2,429
Receivable from securities sold                                           8,684
Prepaid expense                                                             803
                                                                      ---------
Total assets                                                          4,982,440


Liabilities and net assets
Cash overdraft                                                            9,009
Payable for securities purchased                                          8,056
Accrued liabilities                                                       5,513
Due to unitholders                                                          102
                                                                         ------
                                                                         22,680

Net assets, applicable to 458,625 Units outstanding:
  Cost of Trust assets, exclusive of interest           $4,522,870
  Unrealized appreciation                                  447,654
  Distributable funds                                      (10,764)
                                                           -------      -------
Net assets                                                           $4,959,760
                                                                      =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investment Trusts

                          S&P SmallCap 600 Index Trust

                                    Series 2

                            Statement of Operations

                                                                    Period from
                                                                    January 20,
                                                                        1999 to
                                                                   December 31,
                                                                           1999
                                                                         ------
Investment income - dividends                                           $21,972
Expenses:
  Trustee's fees and related expenses                                    16,464
  Evaluator's and surveillance fees                                       3,112
  Organization costs                                                     11,869
                                                                         ------
Total expenses                                                           31,445
                                                                         ------
Net investment loss                                                      (9,473)

Realized and unrealized gain on investments:
  Realized gain on investments                                           51,777
  Unrealized appreciation during the period                             447,654
                                                                         ------
Net gain on investments                                                 499,431
                                                                         ------
Net increase in net assets resulting from operations                   $489,958
                                                                      =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investments Trusts

                          S&P SmallCap 600 Index Trust

                                    Series 2

                       Statement of Changes in Net Assets


                                                                    Period from
                                                                    January 20,
                                                                        1999 to
                                                                   December 31,
                                                                           1999
                                                                       --------
Operations:
  Net investment loss                                                   $(9,473)
  Realized gain on investments                                           51,777
  Unrealized appreciation on investments during the period              447,654
                                                                        -------
Net increase in net assets resulting from operations                    489,958

Distributions to Unitholders:
  Net investment income                                                  (3,838)
  Principal from investment transactions                                (39,416)
                                                                        -------
Total distributions to Unitholders                                      (43,254)

Capital transactions:
  Issuance of 469,296 Units                                           4,613,562
  Redemption of 10,671 Units                                           (100,506)
                                                                       --------
Total increase in net assets                                          4,959,760

Net assets:
  At the beginning of the period                                              -
                                                                       --------
  At the end of the period (including
    distributable funds applicable to
    Trusts Units of $(10,764) at December 31, 1999)                  $4,959,760
                                                                      =========
Trust Units outstanding at the end of the period                        458,625
                                                                      =========
Net asset value per Unit at the end of the period                        $10.81
                                                                      =========

[FN]

See accompanying notes to financial statements.

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                                Schedule of Investments
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
150  A.T. CROSS CO.*                             $675.00                  0.014
400  AAR CORP.                                  7,175.00                  0.144
300  AARON RENTS INC.*                          5,325.00                  0.107
300  ABM INDUSTRIES                             6,112.50                  0.123
200  ACTION PERFORMANCE COMPANIES*              2,300.00                  0.046
300  ADAC LABORATORIES*                         3,225.00                  0.065
200  ADAPTIVE BROADBAND CORP.*                 14,762.50                  0.297
250  ADVANCE PARADIGM *                         5,390.63                  0.108
700  ADVANCED TISSUE SCIENCES*                  1,750.00                  0.035
300  ADVO INC.*                                 7,125.00                  0.143
100  AGRIBRANDS INTERNATIONAL CORP.*            4,600.00                  0.093
400  AIR EXPRESS INTERNATIONAL                 12,925.00                  0.260
400  ALLEN TELECOM INC.*                        4,625.00                  0.093
600  ALLIANCE PHARMACEUTICAL*                   4,425.00                  0.089
100  ALLIANT TECHSYSTEMS*                       6,231.25                  0.125
300  ALPHA INDUSTRIES*                         17,193.75                  0.346
400  ALPHARMA INC.                             12,300.00                  0.247
100  AMCAST INDUSTRIAL                          1,637.50                  0.033
400  AMCOL INTERNATIONAL CORP.                  6,450.00                  0.130
400  AMERICAN FREIGHTWAYS*                      6,475.00                  0.130
550  AMERICAN MANAGEMENT SYSTEMS*              17,256.25                  0.347
1,050  AMERICAN ONCOLOGY RESOURCES*             5,184.38                  0.104
100  AMERICAN STATES WATER                      3,600.00                  0.072
200  AMERICAN XTAL TECHNOLOGIES*                3,487.50                  0.070
950  AMERICREDIT CORP.*                        17,575.00                  0.354
400  AMES DEPT STORES*                         11,525.00                  0.232
600  AMRESCO INC.*                                843.75                  0.017
200  ANALOGIC CORP.                             6,600.00                  0.133
300  ANALYSTS INTERNATIONAL                     3,750.00                  0.075
300  ANCHOR BANCORP                             4,537.50                  0.091
200  ANCHOR GAMING*                             8,687.50                  0.175
100  ANGELICA CORP.                               975.00                  0.020
500  ANIXTER INTERNATIONAL*                    10,312.50                  0.207
400  ANNTAYLOR STORES CORP.*                   13,775.00                  0.277
300  APEX INC.*                                 9,675.00                  0.195
350  APOGEE ENTERPRISES                         1,771.88                  0.036
400  APPLEBEE'S INTERNATIONAL*                 11,800.00                  0.237
300  APPLIED INDUSTRIAL TECHNOLOGIES            4,987.50                  0.100
500  APPLIED POWER                             18,375.00                  0.370
500  APTARGROUP, INC.                          12,562.50                  0.250

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares  Name of Issuer                          Market Value       Market Value
200  AQUARION CO.                              $7,400.00                  0.149
300  ARCTIC CAT INC.                            3,000.00                  0.060
300  ARKANSAS BEST*                             3,600.00                  0.072
600  ARTESYN TECHNOLOGIES*                     12,600.00                  0.253
200  ARTHUR J. GALLAGHER                       12,950.00                  0.261
150  ASHWORTH INC.*                               618.75                  0.012
600  ASPECT COMMUNICATIONS*                    23,475.00                  0.472
300  ASPEN TECHNOLOGY*                          7,931.25                  0.160
300  ASTEC INDUSTRIES*                          5,643.75                  0.114
300  ASTORIA FINANCIAL*                         4,950.00                  0.100
200  ATLANTIC COAST AIRLINES HOLDINGS*          4,750.00                  0.096
400  ATMOS ENERGY CORP.                         8,175.00                  0.164
300  AUSPEX SYSTEMS*                            3,075.00                  0.062
300  AUTHENTIC FITNESS                          6,150.00                  0.125
200  AVIATION SALES CO.*                        3,300.00                  0.066
300  AVID TECHNOLOGY*                           3,918.75                  0.079
600  AZTAR CORP.*                               6,525.00                  0.131
500  BALDOR ELECTRIC                            9,062.50                  0.182
100  BANGOR HYDRO ELECTRIC                      1,631.25                  0.033
300  BANKNORTH GROUP                            8,025.00                  0.161
300  BARNES GROUP INC.                          4,893.75                  0.098
300  BARR LABORATORIES*                         9,412.50                  0.189
200  BARRA INC.*                                6,350.00                  0.128
400  BARRETT RESOURCES CORP.*                  11,775.00                  0.237
200  BASSETT FURNITURE                          3,200.00                  0.064
300  BE AEROSPACE*                              2,531.25                  0.051
300  BELDEN INC.                                6,300.00                  0.127
200  BENCHMARK ELECTRONICS*                     4,587.50                  0.092
250  BENTON OIL & GAS*                            484.38                  0.010
500  BILLING INFO CONCEPTS*                     3,250.00                  0.065
400  BINDLEY WESTERN                            6,025.00                  0.121
300  BIOMATRIX, INC.*                           5,775.00                  0.116
700  BIO-TECHNOLOGY GENERAL*                   10,675.00                  0.215
350  BIRMINGHAM STEEL                           1,859.38                  0.037
400  BISYS GROUP*                              26,100.00                  0.525
300  BLACK BOX CORP.*                          20,100.00                  0.404
350  BMC INDUSTRIES                             1,706.25                  0.034
450  BOMBAY COMPANY*                            2,025.00                  0.041
300  BOOKS-A-MILLION*                           2,493.75                  0.050
500  BOWNE & CO.                                6,750.00                  0.136

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
300  BRADY CORP.                              $10,181.25                  0.205
700  BRIGHTPOINT, INC.*                         9,187.50                  0.185
200  BROWN GROUP                                2,825.00                  0.057
200  BRUSH WELLMAN INC.                         3,362.50                  0.068
500  BUCKEYE TECHNOLOGIES*                      7,437.50                  0.150
200  BUILDING MATERIALS HOLDINGS*               2,050.00                  0.041
750  BURR-BROWN CORP.*                         27,093.75                  0.545
100  BUTLER MANUFACTURING                       2,231.25                  0.045
200  C & D TECHNOLOGIES                         8,500.00                  0.171
400  CABLE DESIGN TECHNOLOGIES*                 9,200.00                  0.185
300  CABOT OIL & GAS                            4,818.75                  0.097
200  CAL DIVE INTERNATIONAL INC.*               6,625.00                  0.133
300  CAMBREX CORP.                             10,331.25                  0.208
200  CANANDAIGUA BRANDS*                       10,200.00                  0.205
300  CARAUSTAR INDUSTRIES                       7,200.00                  0.145
100  CARMIKE CINEMAS*                             781.25                  0.016
300  CAROLINA FIRST CORP.                       5,475.00                  0.110
100  CASCADE NATURAL GAS                        1,612.50                  0.032
700  CASEY'S GENERAL STORES                     7,306.25                  0.147
300  CASH AMERICA INTERNATIONAL                 2,925.00                  0.059
200  CASTLE (A.M.)                              2,375.00                  0.048
200  CATALINA MARKETING*                       23,150.00                  0.466
300  CATO CORP.                                 3,787.50                  0.076
200  C-COR ELECTRONICS*                        15,325.00                  0.308
500  C-CUBE MICROSYSTEMS*                      31,125.00                  0.626
300  CDI CORP.*                                 7,237.50                  0.146
400  CEC ENTERTAINEMENT*                       11,350.00                  0.228
100  CENTIGRAM COMMUNICATION*                   1,675.00                  0.034
500  CENTRAL PARKING CORP.                      9,562.50                  0.192
100  CENTRAL VT PUB SERVICES                    1,062.50                  0.021
400  CENTURA BANKS                             17,650.00                  0.355
400  CEPHALON INC.*                            13,825.00                  0.278
400  CERNER CORP.*                              7,875.00                  0.158
200  CH ENERGY GROUP*                           6,600.00                  0.133
650  CHAMPION ENTERPRISES*                      5,565.63                  0.112
400  CHECKPOINT SYSTEMS INC.*                   4,075.00                  0.082
300  CHEESECAKE FACTORY*                       10,500.00                  0.211
100  CHEMED CORP.                               2,862.50                  0.058
200  CHEMFIRST INC.                             4,375.00                  0.088
850  CHIQUITA BRANDS INTERNATIONAL              4,037.50                  0.081

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
500  CHITTENDEN CORP.                         $14,812.50                  0.298
400  CHOICEPOINT INC.*                         16,550.00                  0.333
800  CIBER INC.*                               22,000.00                  0.443
650  CKE RESTAURANTS                            3,818.75                  0.077
300  CLARCOR INC.                               5,400.00                  0.109
300  CLARIFY CORP.*                            37,800.00                  0.760
200  COACHMEN INDUSTRIES                        3,025.00                  0.061
100  COCA-COLA BOTTLERS CONSOLIDATED            4,737.50                  0.095
200  COEUR D'ALENE MINES*                         687.50                  0.014
600  COGNEX CORP.*                             23,400.00                  0.471
300  COHERENT INC.*                             8,025.00                  0.161
400  COMMERCE BANCORP INC.                     16,175.00                  0.325
800  COMMERCIAL FEDERAL CORP.                  14,250.00                  0.287
200  COMMERCIAL METALS                          6,787.50                  0.137
200  COMMONWEALTH INDUSTRIALS                   2,600.00                  0.052
700  COMMSCOPE INC.*                           28,218.75                  0.568
700  COMMUNITY FIRST BANK                      11,025.00                  0.222
300  COMPUTER TASK                              4,443.75                  0.089
200  CONCORD COMMUNICATIONS*                    8,875.00                  0.179
250  CONE MILLS*                                1,125.00                  0.023
100  CONNECTICUT ENERGY                         3,887.50                  0.078
200  CONSOLIDATED GRAPHICS*                     2,987.50                  0.060
300  CONSOLIDATED PRODUCTS*                     3,037.50                  0.061
400  COPART INC.*                              17,400.00                  0.350
300  COR THERAPEUTICS*                          8,062.50                  0.162
500  CORN PRODUCTS INTERNATIONAL               16,375.00                  0.329
300  COST PLUS*                                10,687.50                  0.215
800  COVENTRY HEALTH CARE CORP.*                5,400.00                  0.109
100  CPI CORP.                                  2,256.25                  0.045
650  CROSS TIMBERS OIL                          5,890.63                  0.119
400  CTS CORPORATION                           30,150.00                  0.607
700  CULLEN FROST BANKERS                      18,025.00                  0.363
100  CURATIVE HEALTH SERVICES*                    775.00                  0.016
200  CYBEX COMPUTER PRODUCTS*                   8,100.00                  0.163
300  CYGNUS, INC.*                              5,475.00                  0.110
150  CYRK INC.*                                 1,781.25                  0.036
850  D.R. HORTON                               11,740.63                  0.236
200  DAIN RAUSCHER CORP.                        9,300.00                  0.187
400  DALLAS SEMICONDUCTOR                      25,775.00                  0.519
200  DAMARK INTERNATIONAL*                      3,150.00                  0.063

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
200  DATASCOPE CORP.*                          $8,000.00                  0.161
300  DBT ONLINE SERVICES*                       7,312.50                  0.147
306  DELPHI FINANCIAL GROUP*                    9,180.00                  0.185
500  DELTA AND PINE LAND                        8,687.50                  0.175
500  DENDRITE INTERNATIONAL*                   16,937.50                  0.341
200   DEPARTMENT 56 INC.*                       4,525.00                  0.091
200  DIAGNOSTICS PRODUCTS CORP.                 4,900.00                  0.099
200  DIGI INTERNATIONAL*                        2,087.50                  0.042
850  DIGITAL MICROWAVE*                        19,921.88                  0.401
500  DIMON INC.                                 1,625.00                  0.033
300  DIONEX CORP.*                             12,356.25                  0.249
200  DISCOUNT AUTO PARTS*                       3,612.50                  0.073
100  DIXIE GROUP INC.*                            737.50                  0.015
400  DOWNEY FINANCIAL CORP.                     8,075.00                  0.162
300  DRESS BARN*                                4,987.50                  0.100
200  DRIL-QUIP INC.*                            6,075.00                  0.122
600  DURA PHARMACEUTICALS*                      8,362.50                  0.168
300  DYCOM INDUSTRIES*                         13,218.75                  0.266
200  E. W. BLANCH HOLDINGS INC.                12,250.00                  0.246
400  EAGLE USA AIRFREIGHT*                     17,250.00                  0.347
300  EASTERN UTILITIES ASSOCIATES               9,093.75                  0.183
500  EATON VANCE                               19,000.00                  0.382
300  ELCOR CORP.                                9,037.50                  0.182
200  ELECTRO SCIENTIFIC INDUSTRIES*            14,600.00                  0.294
300  ELECTROGLAS, INC.*                         7,612.50                  0.153
400  ENERGEN CORP.                              7,225.00                  0.145
200  ENESCO GROUP*                              2,212.50                  0.045
500  ENHANCE FINANCIAL SERVICES                 8,125.00                  0.163
300  ENZO BIOCHEM*                             13,518.75                  0.272
500  EPICOR SOFTWARE CORP.*                     2,531.25                  0.051
300  ESTERLINE TECHNOLOGIES*                    3,468.75                  0.070
300  ETEC SYSTEMS*                             13,462.50                  0.271
500  ETHAN ALLEN INTERIORS                     16,031.25                  0.323
300  EXABYTE CORP.*                             2,250.00                  0.045
700  EXPEDITORS INTERNATIONAL                  30,668.75                  0.617
200  FACTSET RESEARCH                          15,925.00                  0.320
200  FAIR ISAAC & CO.                          10,600.00                  0.213
500  FEDDERS CORP.                              2,750.00                  0.055
400  FIDELITY NATIONAL FINANCIAL                5,750.00                  0.116
400  FILENET CORP.*                            10,200.00                  0.205

                           Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
850  FIRST AMERICAN FINANCIAL                 $10,571.88                  0.213
600  FIRST MIDWEST BANCORP                     15,900.00                  0.320
400  FIRSTBANK PUERTO RICO                      8,300.00                  0.167
500  FLEMING COMPANIES                          5,125.00                  0.103
300  FLORIDA ROCK                              10,331.25                  0.208
200  FLOW INTERNATIONAL*                        2,275.00                  0.046
300  FOOTSTAR INC.*                             9,150.00                  0.184
400  FOSSIL INC.*                               9,250.00                  0.186
200  FRANKLIN COVEY CO.*                        1,500.00                  0.030
950  FREMONT GENERAL                            7,006.25                  0.141
500  FRIEDE GOLDMAN HALTER*                     3,468.75                  0.070
500  FRITZ COMPANIES*                           5,250.00                  0.106
450  FRONTIER INSURANCE GROUP                   1,546.88                  0.031
200  FROZEN FOOD EXPRESS INDUSTRIES               775.00                  0.016
300  G & K SERVICES CL                          9,712.50                  0.195
200  GARDNER DENVER *                           3,337.50                  0.067
100  GC COMPANIES*                              2,587.50                  0.052
550  GENCORP*                                   5,431.25                  0.109
700  GENERAL COMMUNICATION*                     3,062.50                  0.062
500  GENERAL SEMICONDUCTOR*                     7,093.75                  0.143
650  GENESIS HEALTH VENTURES*                   1,340.63                  0.027
1,000  GENTEX CORP.*                           27,750.00                  0.558
300  GEON CO.                                   9,750.00                  0.196
300  GERBER SCIENTIFIC                          6,581.25                  0.132
200  GIBSON GREETING INC.*                      1,793.75                  0.036
300  GLOBAL INDUSTRIAL TECHNOLOGY*              3,862.50                  0.078
350  GOODY'S FAMILY *                           1,881.25                  0.038
200  GOTTSCHALKS INC.*                          1,487.50                  0.030
300  GRACO INC.                                10,762.50                  0.217
100  GREEN MOUNTAIN POWER                         743.75                  0.015
350  GRIFFON CORP.*                             2,734.38                  0.055
300  GROUP 1 AUTO*                              4,181.25                  0.084
250  GUILFORD MILLS                             1,812.50                  0.036
250  GYMBOREE CORP.*                            1,406.25                  0.028
200  HADCO CORP.*                              10,200.00                  0.205
100  HAGGAR                                     1,137.50                  0.023
600  HA-LO INDUSTRIES*                          4,500.00                  0.091
200  HANCOCK FABRICS INC.                         625.00                  0.013
300  HANGER ORTHOPEDIC GROUP INC.*              3,000.00                  0.060
500  HARBINGER CORP.*                          15,906.25                  0.320

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
200  HARMAN INTERNATIONAL INDUSTRIES          $11,225.00                  0.226
100  HARMON INDUSTRIES                          1,212.50                  0.024
350  HARTMARX CORP.*                            1,421.88                  0.029
400  HEARTLAND EXPRESS*                         6,300.00                  0.127
300  HELIX TECHNOLOGY                          13,443.75                  0.270
200  HILB, ROGAL & HAMILTON                     5,650.00                  0.114
300  HNC SOFTWARE INC.*                        31,725.00                  0.638
300  HOLLYWOOD PARK*                            6,731.25                  0.135
150  HOLOGIC INC.*                                862.50                  0.017
400  HOOPER HOMES                              10,300.00                  0.207
300  HS RESOURCES*                              5,175.00                  0.104
700  HUBCO INC.                                17,893.75                  0.360
100  HUFFY CORP.                                  525.00                  0.011
300  HUGHES SUPPLY                              6,468.75                  0.130
300  HUTCHINSON TECHNOLOGY*                     6,375.00                  0.128
400  HYPERION SOLUTIONS*                       17,400.00                  0.350
600  IDEC PHARMACEUTICALS CORP.*               58,950.00                  1.186
600  IDEX CORP.                                18,225.00                  0.367
500  IDEXX LABORATORIES*                        8,062.50                  0.162
300  IHOP CORP.*                                5,006.25                  0.101
200  IMCO RECYCLING                             2,525.00                  0.051
250  IMMUNE RESPONSE CORP.*                     1,085.94                  0.022
600  INACOM CORP.*                              4,387.50                  0.088
400  INCYTE PHARMACEUTICALS*                   24,000.00                  0.483
500  INFORMATIONAL RESOURCES SERVICES*          4,625.00                  0.093
200  INNOVEX, INC.                              1,875.00                  0.038
700  INPUT/OUTPUT INC.*                         3,543.75                  0.071
300  INSIGHT ENTERPRISES, INC.*                12,187.50                  0.245
300  INSITUFORM TECHNOLOGIES*                   8,475.00                  0.171
100  INSTEEL INDUSTRIES INC.                      906.25                  0.018
200  INSURANCE AUTO AUCTION*                    3,150.00                  0.063
300  INTER TEL INC.                             7,500.00                  0.151
650  INTERFACE INC.                             3,737.50                  0.075
850  INTERIM SERVICES INC.*                    21,037.50                  0.423
100  INTERMAGNETICS GENERAL*                      875.00                  0.018
300  INTERMET CORP.                             3,487.50                  0.070
700  INTERNATIONAL RECTIFIER*                  18,200.00                  0.366
400  INTERVOICE*                                9,462.50                  0.190
400  INVACARE CORP.                             8,025.00                  0.161
200  INVESTORS FINANCIAL SERVICES*              9,200.00                  0.185

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
200  IONICS INC.*                              $5,625.00                  0.113
150  ITRON, INC.*                                 918.75                  0.018
100  J & J SNACK FOODS*                         2,050.00                  0.041
150  J. BAKER INC.                                900.00                  0.018
300  JACK HENRY & ASSOCIATES                   16,106.25                  0.324
500  JACK IN THE BOX*                          10,343.75                  0.208
300  JAN BELL MARKETING*                          862.50                  0.017
300  JEFFERIES GROUP                            6,600.00                  0.133
600  JLG INDUSTRIES, INC.                       9,525.00                  0.192
200  JO-ANN STORES*                             2,250.00                  0.045
400  JOHN H. HARLAND CO.                        7,325.00                  0.147
600  JONES PHARMACEUTICALS INC.                26,062.50                  0.524
100  JSB FINANCIAL                              5,187.50                  0.104
300  JUST FOR FEET*                                 0.00                  0.000
300  JUSTIN INDUSTRIES                          4,462.50                  0.090
200  K SWISS INC.                               3,715.63                  0.075
200  K2 INC.                                    1,525.00                  0.031
300  KAMAN CORP.                                3,862.50                  0.078
400  KELLWOOD CO.                               7,775.00                  0.156
500  KEMET CORP.*                              22,531.25                  0.453
400  KENT ELECTRONICS*                          9,100.00                  0.183
300  KIRBY CORP.*                               6,150.00                  0.124
600  KOMAG INC.*                                1,875.00                  0.038
200  KRONOS INC.*                              12,000.00                  0.241
300  KULICKE & SOFFA INDUSTRIES*               12,768.75                  0.257
600  LABOR READY*                               7,275.00                  0.146
300  LANDRY'S SEAFOOD*                          2,606.25                  0.052
100  LANDSTAR SYSTEMS INC.*                     4,281.25                  0.086
300  LASER VISION CENTERS INC.*                 3,168.75                  0.064
200  LASON INC.*                                2,200.00                  0.044
600  LATTICE SEMCONDUCTOR*                     28,275.00                  0.569
100  LAWSON PRODUCTS                            2,312.50                  0.047
700  LA-Z BOY                                  11,768.75                  0.237
200  LIBBEY INC.                                5,750.00                  0.116
100  LILLIAN VERNON                             1,112.50                  0.022
300  LILLY INDUSTRIES                           4,031.25                  0.081
200  LINDSAY MANUFACTURING. CO.                 3,650.00                  0.073
500  LINENS 'N THINGS INC.*                    14,812.50                  0.298
500  LIPOSOME CO.*                              6,101.56                  0.123
300  LUBY'S INCORPORATED                        3,412.50                  0.069

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
200  LYDALL INC.*                              $1,325.00                  0.027
300  M.D.C. HOLDINGS                            4,706.25                  0.095
200  M.S. CARRIERS*                             4,775.00                  0.096
300  MACDERMID, INC.                           12,318.75                  0.248
700  MACROMEDIA INC.*                          51,187.50                  1.030
300  MAF BANCORP                                6,281.25                  0.126
400  MAGELLAN HEALTH SERVICES*                  2,525.00                  0.051
300  MANITOWOC CO.                             10,200.00                  0.205
400  MARCUS CORP.                               5,375.00                  0.108
600  MASCO TECH, INC.                           7,612.50                  0.153
200  MATERIAL SCIENCES*                         2,037.50                  0.041
300  MAXIMUS, INC.*                            10,181.25                  0.205
100  MCWHORTER TECHNOLOGIES*                    1,600.00                  0.032
400  MEDICIS PHARMACEUTICAL*                   17,025.00                  0.343
500  MEDQUIST, INC. *                          12,906.25                  0.260
600  MEN'S WEARHOUSE INC.*                     17,625.00                  0.355
300  MENTOR CORP.                               7,743.75                  0.156
500  MERCURY INTERACTIVE*                      53,968.75                  1.086
350  MESA AIR GROUP INC.*                       1,662.50                  0.033
500  METHODE ELECTRONICS                       16,062.50                  0.323
300  MICHAEL FOODS                              7,387.50                  0.149
400  MICHAELS STORES*                          11,400.00                  0.229
600  MICREL INC.*                              34,162.50                  0.687
200  MICROAGE INC.*                               700.00                  0.014
200  MICROS SYSTEMS*                           14,800.00                  0.298
500  MIDWAY GAMES*                             11,968.75                  0.241
200  MIDWEST EXPRESS HOLDINGS*                  6,375.00                  0.128
250  MISSISSIPPI CHEMICAL CORP.                 1,546.88                  0.031
300  MONACO COACH CORP.*                        7,668.75                  0.154
700  MORRISON KNUDSEN CORP.*                    5,468.75                  0.110
500  MUELLER INDUSTRIES*                       18,125.00                  0.365
600  MUTUAL RISK MANAGEMENT                    10,087.50                  0.203
300  MYERS INDUSTRIES                           4,725.00                  0.095
100  NASH FINCH CO.                               637.50                  0.013
100  NASHUA CORP.*                                750.00                  0.015
400  NATIONAL COMPUTER SYSTEM                  15,050.00                  0.303
500  NATIONAL DATA                             16,968.75                  0.341
700  NATIONAL INSTRUMENTS*                     26,775.00                  0.539
100  NATIONAL PRESTO INDUSTRIES                 3,550.00                  0.071
200  NATURE'S SUNSHINE PRODUCTS                 1,600.00                  0.032

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
450  NAUTICA ENTERPRISES*                      $5,090.63                  0.102
900  NBTY INC.*                                10,406.25                  0.209
150  NCS HEALTHCARE INC.*                         360.94                  0.007
300  NETWORK EQUIPMENT TECHNOLOGIES*            3,543.75                  0.071
200  NEW ENGLAND BUSINESS SERVICES              4,887.50                  0.098
200  NEW JERSEY RESOURCES                       7,812.50                  0.157
550  NEWFIELD EXPLORATION*                     14,712.50                  0.296
300  NFO WORLDWIDE INC.*                        6,712.50                  0.135
300  99 CENTS ONLY STORES*                     11,475.00                  0.231
350  NORTH AMERICAN VACCINE*                    1,575.00                  0.032
300  NORTHWEST NATURAL GAS                      6,581.25                  0.132
300  NORTHWESTERN CORP.                         6,600.00                  0.133
300  NOVEN PHARMACEUTICALS*                     5,437.50                  0.109
200  OAK INDUSTRIES*                           21,225.00                  0.427
500  OAKWOOD HOMES                              1,593.75                  0.032
300  OCEANEERING INTERNATIONAL*                 4,481.25                  0.090
300  OFFSHORE LOGISTICS*                        2,812.50                  0.057
300  OM GROUP, INC.*                           10,331.25                  0.208
550  OMNOVA SOLUTIONS INC.                      4,262.50                  0.086
500  ORBITAL SCIENCES CORP.*                    9,281.25                  0.187
650  O'REILLY AUTOMOTIVE*                      13,975.00                  0.281
400  ORGANOGENESIS, INC.*                       3,475.00                  0.070
650  ORTHODONTIC CENTERS OF AMERICA*            7,759.38                  0.156
200  OSHKOSH B'GOSH                             4,212.50                  0.085
200  OSTEOTECH INC.*                            2,675.00                  0.054
400  OWENS & MINOR                              3,575.00                  0.072
100  OXFORD INDUS                               1,981.25                  0.040
400  PACIFIC SUNWEAR OF CALIFORNIA*            12,875.00                  0.259
100  PANERA BREAD CO.*                            775.00                  0.016
300  PAREXEL INTERNATIONAL CORP.*               3,543.75                  0.071
100  PARK ELECTROCHEMICAL                       2,656.25                  0.053
400  PATTERSON DENTAL*                         17,050.00                  0.343
600  PAXAR CORP.*                               5,062.50                  0.102
850  P-COM INC.*                                7,517.19                  0.151
200  PEDIATRIX MEDICAL GROUP*                   1,400.00                  0.028
100  PENFORD CORP.                              1,725.00                  0.035
330  PEOPLESOFT INC.*                           7,033.13                  0.142
200  PERFORMANCE FOOD GROUP*                    4,875.00                  0.098
300  PHARMACEUTICAL PRODUCT DEVELOPMENT*        3,562.50                  0.072
500  PHILA SUBURBAN                            10,343.75                  0.208

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
300  PHILLIPS-VAN HEUSEN                       $2,493.75                  0.050
300  PHOTRONICS, INC.*                          8,587.50                  0.173
500  PICTURETEL CORP.*                          2,156.25                  0.043
400  PIEDMONT NATIONAL GAS                     12,100.00                  0.243
1,250  PIER 1 IMPORTS                           7,968.75                  0.160
150  PILLOWTEX CORP.                              928.13                  0.019
300  PINNACLE SYSTEMS INC.*                    12,206.25                  0.246
400  PIONEER GROUP*                             6,300.00                  0.127
400  PIONEER STANDARD ELECTRIC                  5,775.00                  0.116
300  PITTSTON BURLINGTON GROUP                  3,187.50                  0.064
200  PLAINS RESOURCES*                          2,500.00                  0.050
300  PLANTRONICS INC.*                         21,468.75                  0.432
350  PLAYERS INTERNATIONAL*                     2,876.56                  0.058
200  PLEXUS CORP.*                              8,800.00                  0.177
500  POGO PRODUCING                            10,250.00                  0.206
300  POLARIS INDUSTRIES INC.                   10,875.00                  0.219
200  POPE & TALBOT                              3,200.00                  0.064
300  POWERWAVE TECHNOLOGIES*                   17,512.50                  0.352
400  PREMIER BANCSHARES INC.                    5,450.00                  0.110
300  PRE-PAID LEGAL SERVICES*                   7,200.00                  0.145
750  PRIDE INTERNATIONAL INC.*                 10,968.75                  0.221
300  PRIMARK CORP.*                             8,343.75                  0.168
700  PRIME HOSPITALITY*                         6,168.75                  0.124
300  PRIORITY HEALTHCARE *                      8,681.25                  0.175
600  PROFIT RECOVERY GROUP*                    15,937.50                  0.321
200  PROGRESS SOFTWARE*                        11,350.00                  0.228
300  PROJECT SOFTWARE & DEVELOPMENT*           16,650.00                  0.335
200  PROTEIN DESIGN LABS*                      14,000.00                  0.282
300  PROVIDENT BANKSHARES                       5,193.75                  0.104
200  PROXIM INC.*                              22,000.00                  0.443
300  PUBLIC SERVICE OF NORTH CAROLINA           9,693.75                  0.195
200  QRS CORP.*                                20,862.50                  0.420
100  QUAKER CHEMICAL                            1,425.00                  0.029
200  QUANEX CORP.                               5,100.00                  0.103
300  QUEENS COUNTY BANCORP INC.                 8,137.50                  0.164
300  QUICKSILVER, INC.*                         4,650.00                  0.095
500  RADIAN GROUP INC.                         23,875.00                  0.480
100  RAILTEX INC.*                              1,787.50                  0.036
400  RALCORP HOLDINGS*                          7,975.00                  0.160
600  RAYMOND JAMES FINANCIAL                   11,212.50                  0.226

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
650  READ-RITE CORP.*                          $3,087.50                  0.062
300  REGAL-BELOIT CORP.                         6,187.50                  0.124
400  REGENERON PHARMACEUTIC*                    5,100.00                  0.103
500  REGIS CORP.                                9,437.50                  0.190
400  RELIANCE STEEL & ALUMINUM                  9,375.00                  0.189
400  REMEDY CORP.*                             18,950.00                  0.381
300  REMINGTON OIL & GAS *                      1,162.50                  0.023
600  RENAL CARE GROUP*                         14,025.00                  0.282
200  REPUBLIC GROUP INC.                        3,025.00                  0.061
200  RESMED INC.*                               8,350.00                  0.168
400  RESPIRONICS INC.*                          3,187.50                  0.064
400  RIGGS NATIONAL CORP.                       5,275.00                  0.106
100  ROBBINS & MYERS                            2,262.50                  0.046
750  ROLLINS TRUCK LEASING                      8,953.13                  0.180
400  ROPER INDUSTRIES                          15,125.00                  0.304
200  ROYAL APPLIANCE MANUFACTURING*               975.00                  0.020
250  RTI INTERNATIONAL METALS INC.*             1,875.00                  0.038
400  RUBY TUESDAY, INC.                         7,275.00                  0.146
200  RURAL/METRO CORP.*                           856.25                  0.017
400  RUSS BERRIE & CO.                         10,500.00                  0.211
500  RYAN'S FAMILY STEAK HOUSE*                 4,250.00                  0.086
200  RYLAND GROUP                               4,612.50                  0.093
950  S3 INC.*                                  10,984.38                  0.221
750  SAFESKIN CORP.*                            9,093.75                  0.183
200  SCHWEITZER-MAUDUIT INC.                    2,687.50                  0.054
200  SCOTT TECHNOLOGIES*                        3,775.00                  0.076
400  SCOTTS CO. *                              16,100.00                  0.324
200  SEACOR SMITH*                             10,350.00                  0.208
500  SECURITY DYNAMICS*                        38,750.00                  0.780
200  SEI CORP.                                 23,803.13                  0.479
250  SEITEL, INC.*                              1,687.50                  0.034
400  SELECTIVE INSURANCE GROUP                  6,875.00                  0.138
200  SERVICE EXPERTS, INC.*                     1,162.50                  0.023
400  SHOPKO STORES*                             9,200.00                  0.185
400  SHOREWOOD PACKAGING*                       7,575.00                  0.152
300  SIERRA HEALTH SERVICES*                    2,006.25                  0.040
300  SILICON VALLEY *                          14,850.00                  0.299
400  SILICON VALLEY GROUP*                      7,100.00                  0.143
200  SIMPSON INDUSTRIES                         2,250.00                  0.045
200  SIMPSON MANUFACTURING*                     8,750.00                  0.176

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
100  SKYLINE CORP.                             $2,350.00                  0.047
300  SKYWEST INC.                               8,400.00                  0.169
500  SLI INC.*                                  6,781.25                  0.136
300  A.O. SMITH                                 6,562.50                  0.132
550  SMITHFIELD FOODS*                         13,200.00                  0.266
950  SNYDER COMMERCIAL*                        18,287.50                  0.368
300  SOLA INTERNATIONAL*                        4,162.50                  0.084
200  SONIC CORP.*                               5,700.00                  0.115
100  SOUTHERN ENERGY HOMES*                       234.38                  0.005
650  SOUTHERN UNION*                           12,431.25                  0.250
400  SOUTHWEST GAS                              9,200.00                  0.185
250  SOUTHWESTERN ENERGY                        1,640.63                  0.033
100  SPACELABS MEDICAL*                         1,856.25                  0.037
100  SPARTAN MOTORS                               437.50                  0.009
300  SPECIALTY EQUIPMENT COMPANIES*             7,181.25                  0.144
400  SPEEDFAM IPEC INC.*                        5,175.00                  0.104
350  SPORTS AUTHORITY*                            700.00                  0.014
200  SPS TECHNOLOGIES*                          6,387.50                  0.129
100  ST. MARY LAND & EXPLORATION                2,475.00                  0.050
350  STAFFMARK INC.*                            2,646.88                  0.053
200  STANDARD MICROSYSTEMS*                     2,162.50                  0.044
200  STANDARD MOTOR PRODUCTS                    3,225.00                  0.065
400  STANDARD PACIFIC                           4,400.00                  0.089
200  STANDEX INTERNATIONAL                      4,187.50                  0.084
100  STEEL TECHNOLOGIES                         1,450.00                  0.029
600  STEIN MART*                                3,412.50                  0.069
500  STILLWATER MINING CO.*                    15,937.50                  0.321
200  STONE & WEBSTER                            3,362.50                  0.068
200  STONE ENERGY*                              7,125.00                  0.143
600  STRIDE RITE                                3,900.00                  0.078
300  STURM RUGER                                2,662.50                  0.054
600  SUMMIT TECHNOLOGY*                         7,012.50                  0.141
250  SUNRISE MEDICAL*                           1,546.88                  0.031
500  SUSQUEHANNA                                7,937.50                  0.160
400  SWISS ARMY BRANDS INC.*                    2,850.00                  0.057
150  SYMMETRICOM INC.*                          1,490.63                  0.030
200  SYNCOR INTERNATIONAL*                      5,825.00                  0.117
200  T J INTERNATIONAL                          8,400.00                  0.169
100  TACO CABANA*                                 812.50                  0.016
900  TALK.COM INC.*                            15,975.00                  0.321

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
250  TBC CORP.*                                $1,562.50                  0.031
250  TCBY ENTERPRISES                             953.13                  0.019
300  TECHNE CORP.*                             16,518.75                  0.332
200  TECHNITROL, INC.                           8,900.00                  0.179
600  TECHNOLOGY SOLUTION*                      19,650.00                  0.395
200  TELXON CORP.                               3,200.00                  0.064
400  TENNECO AUTOMOTIVE, INC.*                  3,725.00                  0.075
500  TETRA TECHNOLOGIES*                        7,687.50                  0.155
100  TETRA TECHNOLOGIES*                          725.00                  0.015
300  TEXAS INDUSTRIES                          12,768.75                  0.257
200  THE COOPER COMPANIES                       6,025.00                  0.121
600  THE EARTHGRAINS COMPANY                    9,675.00                  0.195
200  THE UNITED ILLUMINATING                   10,275.00                  0.207
400  THERAGENICS CORP.*                         3,625.00                  0.073
200  THOMAS INDUSTRIES                          4,087.50                  0.082
200  THOMAS NELSON                              1,850.00                  0.037
200  THOR INDUSTRIES                            6,087.50                  0.122
200  THQ INCORPORATED*                          4,637.50                  0.093
200  THREE-FIVE SYSTEMS*                        8,200.00                  0.165
300  TIMBERLAND CO. *                          15,862.50                  0.319
250  TITAN INTERNATIONAL INC.                   1,625.00                  0.033
200  TNP ENTERPRISES                            8,250.00                  0.166
500  TOLL BROTHERS*                             9,312.50                  0.187
200  TORO CO.                                   7,462.50                  0.150
600  TOWER AUTOMOTIVE *                         9,262.50                  0.186
500  TREDEGAR INDUSTRIES                       10,343.75                  0.208
200  TRENWICK GROUP                             3,387.50                  0.068
300  TRIARC COMPANIES *                         5,512.50                  0.111
300  TRIMBLE NAVIGATION LTD*                    6,487.50                  0.131
600  TRUE NORTH COMMUNICATION                  26,812.50                  0.539
700  TRUSTCO BANK CORP.                         9,275.00                  0.187
600  TUBOSCOPE INC.*                            9,525.00                  0.192
400  U.S. FREIGHTWAYS CORP.                    19,150.00                  0.385
200  U.S. HOME*                                 5,112.50                  0.103
200  U.S. TRUST CORP.                          16,037.50                  0.323
300  ULTRATECH STEPPER INC.*                    4,837.50                  0.097
600  UNITED BANKSHARES                         14,325.00                  0.288
200  UNITED NATURAL FOODS*                      2,400.00                  0.048
500  UNITED WATER RESOURCES                    17,093.75                  0.344
300  UNIVERSAL FOREST PRODUCT                   4,425.00                  0.089

                             Ranson Unit Investment Trusts
                             S&P SmallCap 600 Index Trust
                                        Series 2
                          Schedule of Investments (continued)
                                   December 31, 1999
                                                                 Percentage (%)
                                                                       of Total
Shares      Name of Issuer                        Market Value     Market Value
400  UNIVERSAL HEALTH SERVICES*               $14,400.00                  0.290
200  URS CORP.*                                 4,337.50                  0.087
150  USA DETERGENTS*                              412.50                  0.008
600  UST CORP.                                 19,050.00                  0.383
800  VALASSIS COMMUNICATION*                   33,800.00                  0.680
400  VALENCE TECHNOLOGY*                        7,600.00                  0.153
300  VALMONT INDUSTRIES                         4,818.75                  0.097
400  VARIAN MEDICAL ASSOCIATES *               11,925.00                  0.240
400  VERITY INC.*                              17,025.00                  0.343
300  VERTEX PHARMACEUTICALS*                   10,500.00                  0.211
600  VICOR CORP.*                              24,300.00                  0.489
850  VINTAGE PETROLEUM*                        10,253.04                  0.206
400  VISIO CORP.*                              19,000.00                  0.382
200  VITAL SIGNS                                4,575.00                  0.092
200  VOLT INFORMATION SCIENCE*                  4,775.00                  0.096
200  W D-40 CO.                                 4,425.00                  0.089
300  WABASH NATIONAL                            4,500.00                  0.091
100  WATKINS-JOHNSON                            4,000.00                  0.080
400  WATSCO INC.                                4,625.00                  0.093
400  WATTS INDUSTRIES                           5,900.00                  0.119
600  WERNER ENTERPRISES                         8,437.50                  0.170
300  WESLEY JENSEN*                            11,362.50                  0.229
200  WET SEAL INC. *                            2,450.00                  0.049
300  WHITNEY HOLDING                           11,118.75                  0.224
800  WHITTMAN-HART*                            42,900.00                  0.863
400  WHOLE FOODS MARKET*                       18,550.00                  0.373
300  WHX CORP.*                                 2,700.00                  0.054
500  WICOR INC.                                14,593.75                  0.294
300  WINNEBAGO INDUSTRIES                       6,018.75                  0.121
200  WOLVERINE TUBE*                            2,825.00                  0.057
550  WOLVERINE WORLD WIDE                       6,015.63                  0.121
200  WYNN'S INTERNATIONAL                       2,825.00                  0.057
400  XIRCOM INC.*                              30,000.00                  0.605
250  X-RITE INC.                                1,562.50                  0.032
300  YELLOW CORP.*                              5,043.75                  0.101
500  ZALE CORP.*                               24,187.50                  0.488
400  ZEBRA TECHNOLOGIES*                       23,400.00                  0.472
300  ZENITH NATIONAL INSURANCE                  6,187.50                  0.125
200  ZIXIT INC.*                                7,925.00                  0.159
                                              ----------                 ------
                                              $4,970,524                 100.00
                                              ==========                =======

[FN]
* Non-Income producing

                          Ranson Unit Investment Trusts

                           S&P SmallCap 600 Index Trust

                                     Series 2

                          Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Investments

Each security is valued at the closing sale price on a national securities exchange or the Nasdaq National Market.

Cost of Investments

Cost of the Trust's Stocks is based on the offer prices of the Stocks on the dates of deposits of such Securities acquired during the primary sales period, as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first-out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Organization Costs

In accordance with Statement of Position 98-5, organization costs are expensed as incurred notwithstanding anything to the contrary in the Prospectus Part One.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1999:

   Gross unrealized appreciation                                     $920,820
   Gross unrealized depreciation                                     (473,166)
                                                                    ---------
   Net unrealized appreciation                                       $447,654
                                                                    =========

3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

                         Ranson Unit Investment Trusts

                          S&P SmallCap 600 Index Trust

                                    Series 2

                   Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Stocks on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Stocks plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 3.00% of the Public Offering Price (equivalent to 3.093% of the net amount invested).

Distributions

Distributions of net investment income to Unitholders are declared and paid quarterly. Income distributions, on a record date basis, are as follows:

                                              Period from
Distribution                              January 20, 1999 to
Plan                                       December 31, 1999
                                          Per Unit       Total
---------                                 -----         ------
Quarterly                                 $.013         $3,827

In addition, the Trust redeemed Units with proceeds from the sale of Stocks as follows:

                                                               Period from
                                                               January 20,
                                                                   1999 to
                                                              December 31,
                                                                      1999
                                                                  --------
Principal portion                                                 $100,506
Net investment income accrued                                           11
                                                                  --------
                                                                  $100,517
                                                                 =========
Units                                                               10,671
                                                                 =========

In addition, distribution of principal related to the sale or call of securities is $.09 per Unit for the period ended December 31, 1999.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 14, 2000, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Unit Investment Trusts, S&P SmallCap 600 Index Trust, Series 2 dated April 28, 2000.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 28, 2000

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 75, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 28th day of April, 2000.

                              Ranson Unit Investment Trusts Series 75
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 28, 2000 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.